Condensed consolidating financial information (FY)- Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 3,395.9	$ 3,077.2	$ 2,304.7	$ 3,186.3	$ 1,832.6	$ 1,991.4
Receivables, net	6,871.5	7,062.1		6,721.3
Other current assets	2,411.6	2,224.1		2,151.9
Total current assets	12,679.0	12,363.4		12,059.5
Property and equipment, net	1,266.6	1,273.6		1,291.3
Investments in subsidiaries	0.0	0.0		0.0
Intercompany	0.0	0.0		0.0
Goodwill	29,424.8	29,277.8		29,277.3	29,280.9
Other intangible assets, net	7,697.8	8,636.9		10,469.7
Other assets	138.0	193.2		145.5
Total assets	51,206.2	51,744.9		53,243.3
Claims and rebates payable	9,483.5	8,836.9		9,397.7
Accounts payable	4,377.9	3,875.7		3,451.8
Accrued expenses	2,314.3	2,993.2		2,659.4
Current maturities of long-term debt	1,181.1	722.3		1,646.4
Total current liabilities	17,356.8	16,428.1		17,155.3
Long-term debt	13,726.7	14,846.0		13,946.3
Intercompany	0.0	0.0		0.0
Deferred taxes	3,401.9	3,603.3		4,069.8
Other liabilities	798.5	623.7		691.4
Non-controlling interest	5.8	7.8		7.7
Express Scripts stockholders' equity	15,916.5	16,236.0		17,372.8
Total liabilities and stockholders' equity	51,206.2	51,744.9		53,243.3
Express Scripts Holding Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	1,276.8	583.5	0.0	0.0	0.0	0.0
Receivables, net	0.0	0.0		0.0
Other current assets	0.0	0.0		0.0
Total current assets	1,276.8	583.5		0.0
Property and equipment, net	0.0	0.0		0.0
Investments in subsidiaries	46,836.1	44,372.3		40,819.1
Intercompany	0.0	0.0		0.0
Goodwill	0.0	0.0		0.0
Other intangible assets, net	0.0	0.0		0.0
Other assets	4.0	7.1		6.6
Total assets	48,116.9	44,962.9		40,825.7
Claims and rebates payable	0.0	0.0		0.0
Accounts payable	0.0	0.0		0.0
Accrued expenses	87.2	125.0		9.6
Current maturities of long-term debt	335.2	722.3		147.7
Total current liabilities	422.4	847.3		157.3
Long-term debt	12,886.9	13,137.0		11,647.1
Intercompany	18,891.1	14,742.6		11,648.3
Deferred taxes	0.0	0.0		0.2
Other liabilities	0.0	0.0		0.0
Non-controlling interest	0.0	0.0		0.0
Express Scripts stockholders' equity	15,916.5	16,236.0		17,372.8
Total liabilities and stockholders' equity	48,116.9	44,962.9		40,825.7
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	564.9	1,255.1	532.0	1,226.1	876.1	841.9
Receivables, net	2,678.9	2,587.6		2,151.9
Other current assets	2,125.1	2,029.8		2,114.5
Total current assets	5,368.9	5,872.5		5,492.5
Property and equipment, net	473.2	490.1		519.5
Investments in subsidiaries	0.0	0.0		0.0
Intercompany	17,427.3	14,663.7		14,661.1
Goodwill	3,692.5	3,545.5		3,545.0
Other intangible assets, net	1,021.2	1,030.2		1,310.8
Other assets	30.5	46.9		9.2
Total assets	28,013.6	25,648.9		25,538.1
Claims and rebates payable	0.0	0.0		0.0
Accounts payable	3,288.5	2,715.0		2,387.0
Accrued expenses	890.7	1,352.6		979.7
Current maturities of long-term debt	0.0	0.0		0.0
Total current liabilities	4,179.2	4,067.6		3,366.7
Long-term debt	0.0	0.0		0.0
Intercompany	0.0	0.0		0.0
Deferred taxes	1,289.8	1,239.7		1,443.4
Other liabilities	21.6	17.3		28.3
Non-controlling interest	5.8	7.8		7.7
Express Scripts stockholders' equity	22,517.2	20,316.5		20,692.0
Total liabilities and stockholders' equity	28,013.6	25,648.9		25,538.1
Express Scripts, Inc.
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	1,554.2	1,234.2	1,772.7	1,957.3	956.0	1,145.9
Receivables, net	3,862.1	3,595.8		3,445.9
Other current assets	286.5	194.3		34.2
Total current assets	5,702.8	5,024.3		5,437.4
Property and equipment, net	790.1	780.1		768.1
Investments in subsidiaries	13,567.9	11,248.2		11,191.6
Intercompany	0.0	0.0		0.0
Goodwill	3,122.4	3,122.4		3,122.4
Other intangible assets, net	507.7	682.2		893.7
Other assets	161.7	219.5		314.5
Total assets	23,852.6	21,076.7		21,727.7
Claims and rebates payable	6,940.5	6,182.3		5,543.7
Accounts payable	1,048.3	1,118.2		970.0
Accrued expenses	1,054.1	1,147.2		1,126.2
Current maturities of long-term debt	0.0	0.0		1,498.7
Total current liabilities	9,042.9	8,447.7		9,138.6
Long-term debt	336.6	336.2		497.4
Intercompany	1,213.5	1,527.6		4,022.3
Deferred taxes	0.0	0.0		0.0
Other liabilities	478.5	378.4		374.7
Non-controlling interest	0.0	0.0		0.0
Express Scripts stockholders' equity	12,781.1	10,386.8		7,694.7
Total liabilities and stockholders' equity	23,852.6	21,076.7		21,727.7
Medco Health Solutions, Inc.
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0.0	4.4	0.0	2.9	0.5	3.6
Receivables, net	330.5	878.7		1,123.5
Other current assets	0.0	0.0		3.2
Total current assets	330.5	883.1		1,129.6
Property and equipment, net	3.3	3.4		3.7
Investments in subsidiaries	8,949.3	9,068.3		9,500.4
Intercompany	2,677.3	1,606.5		1,009.5
Goodwill	22,609.9	22,609.9		22,609.9
Other intangible assets, net	6,168.9	6,924.5		8,265.2
Other assets	29.1	25.0		22.2
Total assets	40,768.3	41,120.7		42,540.5
Claims and rebates payable	2,543.0	2,654.6		3,854.0
Accounts payable	41.1	42.5		94.8
Accrued expenses	282.3	368.4		543.9
Current maturities of long-term debt	845.9	0.0		0.0
Total current liabilities	3,712.3	3,065.5		4,492.7
Long-term debt	503.2	1,372.8		1,801.8
Intercompany	0.0	0.0		0.0
Deferred taxes	2,199.4	2,468.9		2,833.2
Other liabilities	298.4	228.0		288.4
Non-controlling interest	0.0	0.0		0.0
Express Scripts stockholders' equity	34,055.0	33,985.5		33,124.4
Total liabilities and stockholders' equity	40,768.3	41,120.7		42,540.5
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0.0	0.0	$ 0.0	0.0	$ 0.0	$ 0.0
Receivables, net	0.0	0.0		0.0
Other current assets	0.0	0.0		0.0
Total current assets	0.0	0.0		0.0
Property and equipment, net	0.0	0.0		0.0
Investments in subsidiaries	(69,353.3)	(64,688.8)		(61,511.1)
Intercompany	(20,104.6)	(16,270.2)		(15,670.6)
Goodwill	0.0	0.0		0.0
Other intangible assets, net	0.0	0.0		0.0
Other assets	(87.3)	(105.3)		(207.0)
Total assets	(89,545.2)	(81,064.3)		(77,388.7)
Claims and rebates payable	0.0	0.0		0.0
Accounts payable	0.0	0.0		0.0
Accrued expenses	0.0	0.0		0.0
Current maturities of long-term debt	0.0	0.0		0.0
Total current liabilities	0.0	0.0		0.0
Long-term debt	0.0	0.0		0.0
Intercompany	(20,104.6)	(16,270.2)		(15,670.6)
Deferred taxes	(87.3)	(105.3)		(207.0)
Other liabilities	0.0	0.0		0.0
Non-controlling interest	0.0	0.0		0.0
Express Scripts stockholders' equity	(69,353.3)	(64,688.8)		(61,511.1)
Total liabilities and stockholders' equity	$ (89,545.2)	$ (81,064.3)		$ (77,388.7)